Average Annual Total Returns - FidelityRealEstateInvestmentPortfolio-PRO - FidelityRealEstateInvestmentPortfolio-PRO - Fidelity Real Estate Investment Portfolio	Sep. 28, 2024
Fidelity Real Estate Investment Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	10.87%
Past 5 years	6.61%
Past 10 years	7.44%
Fidelity Real Estate Investment Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.77%
Past 5 years	4.83%
Past 10 years	5.84%
Fidelity Real Estate Investment Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.36%
Past 5 years	4.90%
Past 10 years	5.59%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWEJ
Average Annual Return:
Past 1 year	11.96%
Past 5 years	4.23%
Past 10 years	6.03%